Ordinary Shares (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands		1 Months Ended				12 Months Ended
		May 31, 2019 USD ($) Vote $ / shares shares	May 31, 2019 CNY (¥) Vote shares	Aug. 31, 2018 USD ($) Vote $ / shares shares	Jan. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2017 CNY (¥) shares	Dec. 31, 2016 shares	Dec. 31, 2018 $ / shares shares
Class of Stock [Line Items]
Authorized share capital | $						$ 425
Ordinary shares authorized (in shares)					200,000,000	850,000,000
Net proceeds						$ 181,932	¥ 1,266,577
Research and development expenses
Class of Stock [Line Items]
Share-based compensation expense	[1]					$ 3,074	¥ 21,401	¥ 13,306	¥ 405
Series D preferred shares | SHAOHUI HOLDINGS LIMITED
Class of Stock [Line Items]
Re-designation of ordinary shares into convertible redeemable preferred shares | $					$ 9,975
Preferred shares, par value (in dollars per share) | $ / shares					$ 5.89
Series E preferred shares | SHAOHUI HOLDINGS LIMITED
Class of Stock [Line Items]
Re-designation of ordinary shares into convertible redeemable preferred shares | $				$ 14,760
Preferred shares, par value (in dollars per share) | $ / shares				$ 10.55
Series E preferred shares | One-of-a-kind Holdings Limited (formerly known as YUTAO HOLDINGS LIMITED)
Class of Stock [Line Items]
Re-designation of ordinary shares into convertible redeemable preferred shares | $				$ 5,275
Preferred shares, par value (in dollars per share) | $ / shares				$ 10.55
Class A ordinary shares
Class of Stock [Line Items]
Ordinary shares authorized (in shares)						750,000,000
Issuance of Class A ordinary shares upon the completion of the initial public offering ("IPO"), net of issuance cost (in shares)		11,500,000	11,500,000
Ordinary shares issued (in shares)						69,371,718
Ordinary shares outstanding (in shares)						69,371,718
Ordinary shares par value (in dollars per share) | $ / shares						$ 0.0005
Number of shares redesignated		66,613,419	66,613,419
Class A ordinary shares | SHAOHUI HOLDINGS LIMITED
Class of Stock [Line Items]
Number of votes per share				10
Class A ordinary shares | Beauty & Health Holdings Limited (formerly known as JINXING HOLDINGS LIMITED)
Class of Stock [Line Items]
Re-designation of ordinary shares into convertible redeemable preferred shares (in shares)				12,000,000
Ordinary shares par value (in dollars per share) | $ / shares				$ 0.0005
Class B ordinary shares
Class of Stock [Line Items]
Ordinary shares authorized (in shares)						20,000,000
Ordinary shares issued (in shares)						12,000,000
Ordinary shares outstanding (in shares)						12,000,000
Number of votes per share | Vote		30	30	1
Ordinary shares par value (in dollars per share) | $ / shares						$ 0.0005
Number of shares redesignated		12,000,000	12,000,000
Class B ordinary shares | SHAOHUI HOLDINGS LIMITED
Class of Stock [Line Items]
Number of votes per share				1
Re-designation of ordinary shares into convertible redeemable preferred shares (in shares)				10,990,940
Ordinary shares par value (in dollars per share) | $ / shares				$ 0.0005
Ordinary shares, undesignated
Class of Stock [Line Items]
Ordinary shares authorized (in shares)						80,000,000
Ordinary shares par value (in dollars per share) | $ / shares						$ 0.0005
Series E convertible redeemable preferred shares
Class of Stock [Line Items]
Re-designation of ordinary shares into convertible redeemable preferred shares | ¥								125,383
Preferred shares, par value (in dollars per share) | $ / shares											$ 0.0005
Number of shares redesignated						(6,164,979)	(6,164,979)
Series E convertible redeemable preferred shares | Research and development expenses
Class of Stock [Line Items]
Share-based compensation expense | ¥								11,587
ADS
Class of Stock [Line Items]
Number of securities sold		14,950,000	14,950,000
Sale price per shares | $ / shares		$ 13.80
IPO
Class of Stock [Line Items]
Net proceeds		$ 187,500	¥ 1,267,000
IPO | Class A ordinary shares
Class of Stock [Line Items]
Issuance of Class A ordinary shares upon the completion of the initial public offering ("IPO"), net of issuance cost (in shares)		11,500,000	11,500,000
IPO | ADS
Class of Stock [Line Items]
Issuance of Class A ordinary shares upon the completion of the initial public offering ("IPO"), net of issuance cost (in shares)		14,950,000	14,950,000
Ordinary shares
Class of Stock [Line Items]
Shares authorized (in shares)					200,000,000
Ordinary shares authorized (in shares)					165,840,454				100,000,000	100,000,000
Ordinary shares issued (in shares)									26,882,387	26,882,387
Ordinary shares outstanding (in shares)									26,882,387	26,882,387
Number of votes per share									1	1
Re-designation of ordinary shares into Class A and B ordinary shares (in shares) | ¥								37
Ordinary shares | One-of-a-kind Holdings Limited (formerly known as YUTAO HOLDINGS LIMITED)
Class of Stock [Line Items]
Re-designation of ordinary shares into convertible redeemable preferred shares (in shares)				300,000
Ordinary shares | Series D preferred shares | SHAOHUI HOLDINGS LIMITED
Class of Stock [Line Items]
Re-designation of ordinary shares into convertible redeemable preferred shares (in shares)					1,692,266
Ordinary shares | Series E preferred shares | SHAOHUI HOLDINGS LIMITED
Class of Stock [Line Items]
Re-designation of ordinary shares into convertible redeemable preferred shares (in shares)				1,399,181
Ordinary shares | Series E preferred shares | One-of-a-kind Holdings Limited (formerly known as YUTAO HOLDINGS LIMITED)
Class of Stock [Line Items]
Re-designation of ordinary shares into convertible redeemable preferred shares (in shares)				500,000
Ordinary shares | Class A ordinary shares
Class of Stock [Line Items]
Ordinary shares authorized (in shares)						750,000,000					12,000,000
Issuance of Class A ordinary shares upon the completion of the initial public offering ("IPO"), net of issuance cost (in shares)						11,500,000	11,500,000
Ordinary shares issued (in shares)						69,371,718					12,000,000
Ordinary shares outstanding (in shares)						69,371,718					12,000,000
Re-designation of ordinary shares into convertible redeemable preferred shares (in shares)						(709,060)	(709,060)
Re-designation of ordinary shares into convertible redeemable preferred shares | ¥							¥ 2
Re-designation of ordinary shares into Class A and B ordinary shares (in shares) | ¥								¥ (37)
Ordinary shares par value (in dollars per share) | $ / shares						$ 0.0005					$ 0.0005
Number of shares redesignated						43,822,455	43,822,455
Ordinary shares | Class B ordinary shares
Class of Stock [Line Items]
Ordinary shares authorized (in shares)						20,000,000					144,177,521
Ordinary shares issued (in shares)						12,000,000					11,290,940
Ordinary shares outstanding (in shares)						12,000,000					11,290,940
Re-designation of ordinary shares into convertible redeemable preferred shares (in shares)						709,060	709,060
Re-designation of ordinary shares into convertible redeemable preferred shares | ¥							¥ (2)
Ordinary shares par value (in dollars per share) | $ / shares						$ 0.0005					$ 0.0005
Ordinary shares | Series E convertible redeemable preferred shares
Class of Stock [Line Items]
Re-designation of ordinary shares into convertible redeemable preferred shares (in shares)								(1,899,181)
Re-designation of ordinary shares into convertible redeemable preferred shares | ¥								¥ 6
Preferred shares
Class of Stock [Line Items]
Preferred shares authorized (in shares)					34,159,546

[1]	The amount for the year ended December 31, 2018 included share-based compensation expenses of RMB11,587 related to the Series E convertible redeemable preferred shares re-designation. Please refer to Note 12 for details.